Fair Value Measurements - Summary of Fair Value Hierarchy, The Plan's Investment Assets At Fair Value (Details) - EBP 002 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		$ 19,698,073	$ 16,457,076
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		18,769,826	15,526,915
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	[1]	928,247	930,161
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		17,217,113	14,407,740
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		17,217,113	14,407,740
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		1,552,713	1,119,175
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		$ 1,552,713	$ 1,119,175

[1]	In accordance with FAS ASC 820-10, certain investments that are measured at fair value using the NAV value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.